FINANCIAL INSTRUMENTS - Schedule of Valuation Hierarchy for Financial Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	£ 10,632	£ 7,001
Loans and advances to customers	454,899	448,567
Reverse repurchase agreements	44,865	54,753
Debt securities	9,926	6,835
Financial assets at amortised cost	520,322	517,156
POCI £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Financial assets at amortised cost	9,369	10,767
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Reverse repurchase agreements	0	0
Debt securities	167	0
Financial assets at amortised cost	167	0
Level 1 £m | POCI £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	0	0
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	0	0
Loans and advances to customers	0	0
Reverse repurchase agreements	44,865	54,753
Debt securities	9,647	6,739
Financial assets at amortised cost	54,512	61,492
Level 2 £m | POCI £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	0	0
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	10,632	6,997
Loans and advances to customers	450,071	451,772
Reverse repurchase agreements	0	0
Debt securities	116	137
Financial assets at amortised cost	460,819	458,906
Level 3 £m | POCI £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	9,369	10,767
Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	10,632	7,001
Loans and advances to customers	454,899	448,567
Reverse repurchase agreements	44,865	54,753
Debt securities	9,926	6,835
Financial assets at amortised cost	520,322	517,156
Carrying value £m | POCI £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	9,369	10,767
Fair value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks	10,632	6,997
Loans and advances to customers	450,071	451,772
Reverse repurchase agreements	44,865	54,753
Debt securities	9,930	6,876
Financial assets at amortised cost	515,498	520,398
Fair value £m | POCI £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	9,369	10,767
Stage 1 £m | Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	0	0
Stage 1 £m | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	376,056	401,537
Stage 1 £m | Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	380,291	399,121
Stage 1 £m | Fair value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	376,056	401,537
Stage 2 £m | Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	0	0
Stage 2 £m | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	58,672	34,617
Stage 2 £m | Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	59,356	33,817
Stage 2 £m | Fair value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	58,672	34,617
Stage 3 £m | Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	0	0
Stage 3 £m | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	5,974	4,851
Stage 3 £m | Carrying value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	5,883	4,862
Stage 3 £m | Fair value £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to customers	£ 5,974	£ 4,851